Share-based payments - Summary of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Dec. 31, 2019 shares	Jun. 30, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | shares	621,755	391,817	701,272	947,948	701,272	1,386,655
Weighted average remaining contractual life	5 years 1 month 6 days	4 years 2 months 12 days	5 years 8 months 12 days	6 years 8 months 12 days
Hundred And Eighty Point Eighty P To Four Hundred And Sixty Four P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Grant year	prior to 2016	prior to 2016	prior to 2016	prior to 2016
Number outstanding | shares	184,725	122,688	197,901	256,955
Weighted average remaining contractual life	2 years 10 months 24 days	2 years 2 months 12 days	3 years 4 months 24 days	4 years 3 months 18 days
Hundred And Eighty Point Eighty P To Four Hundred And Sixty Four P [Member] | Bottom of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 180.8	$ 180.8	$ 180.8	$ 180.8
Hundred And Eighty Point Eighty P To Four Hundred And Sixty Four P [Member] | Top of range [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	464.0	464.0	464.0	464.0
Five Hundred And Ninety Eight P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 598.0	$ 598.0	$ 598.0	$ 598.0
Grant year	2016	2016	2016	2016
Number outstanding | shares	99,780	59,852	111,033	155,327
Weighted average remaining contractual life	4 years 9 months 18 days	3 years 9 months 18 days	5 years 3 months 18 days	6 years 3 months 18 days
Eight Hundred And Fifty One P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 851.0	$ 851.0	$ 851.0	$ 851.0
Grant year	2017	2017	2017	2017
Number outstanding | shares	137,463	94,632	161,372	214,798
Weighted average remaining contractual life	5 years 9 months 18 days	4 years 9 months 18 days	6 years 3 months 18 days	7 years 4 months 24 days
Thousand And Twenty P [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 1,020.0	$ 1,020.0	$ 1,020.0	$ 1,020.0
Grant year	2018	2018	2018	2018
Number outstanding | shares	199,787	114,645	230,966	320,868
Weighted average remaining contractual life	6 years 9 months 18 days	5 years 9 months 18 days	7 years 3 months 18 days	8 years 4 months 24 days